LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2020
LONG TERM DEBT
Schedule of maturities of long term debt
		December 31	December 31
		2019	2020
(1)	Note payable bearing interest at 12.0% per annum, due December 31, 2020	$118,000	$118,000
(2)	Related Party Long term debt bearing interest at 8%, due April 15, 2021	100,257	92,602
(3)	Related Party Promissory note bearing interest at 18%, due December 31, 2020	535,021	556,331
(4)	Convertible note bearing interest at 10%, due July 15, 2021	156,438	81,018
(5)	Convertible note bearing interest at 10%, due March 2, 2021	189,444	-
(6)	Convertible note bearing interest at 10%, due December 16, 2020	-	45,184
		1,099,160	893,135
	Less current maturities	(1,099,160)	(880,579)
	Total Long-term debt	$-	$12,556

Summary of future minimum payment long term debt
Total future minimum payments due on long-term debt as of December 31, 2020:
2021	1,099,160
2022	-
1,099,160